LONG-TERM PREPAYMENT (Details)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)
LONG-TERM PREPAYMENT
Cash deposit		¥ 74,317,541	$ 12,472,847
Long-term prepayment | $	$ 10,447,395
Appraised value of acquired patent | ¥		¥ 4,990,000